Income taxes - Income before income tax by geogrphic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income before income tax expense is attributed to the geographic locations
Domestic	$ (9,996)	$ (6,659)	$ 10,666
Foreign	92,355	79,636	45,270
Income before income taxes	$ 82,359	$ 72,977	$ 55,936